Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
7.
CASH AND CASH EQUIVALENTS

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$404	$444
Bank deposits	9,522	13,243
	9,926	13,687
Cash equivalents (with maturities of less than three months)
Commercial paper	$14,496	$16,887
Negotiable certificates of deposit	5,900	2,800
Time deposits	3,502	2,884
Stimulus vouchers	—	2
	23,898	22,573
	$33,824	$36,260

The annual yield rates of bank deposits, commercial paper, negotiable certificates of deposit and time deposits as of balance sheet dates were as follows:

	December 31
	2023	2024
Bank deposits	0.00%-3.10%	0.00%-2.55%
Commercial paper	0.72%-1.33%	0.95%-1.56%
Negotiable certificates of deposit	1.38%	1.55%-1.70%
Time deposits	0.01%-5.50%	0.01%-4.90%